Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2015
Allowance for Doubtful Accounts [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS

16.	ALLOWANCE FOR DOUBTFUL ACCOUNTS
Accounts receivable are stated at estimated net realizable values. The allowances shown below as at the end of each period, are recorded as the amounts considered by management to be sufficient to meet probable future losses related to uncollectible accounts.

Description	Balance at beginning of year	Additions charged to costs and expenses	Charges to other accounts - Acquisitions	Deductions / Other movements	Foreign exchange differences	Balance at end of year
	(millions)
Year Ended December 31, 2015
Allowance for doubtful accounts	$12	$5	$11	$(7)	$1	$22
Year Ended December 31, 2014
Allowance for doubtful accounts	$13	$4	$—	$(6)	$1	$12
Year Ended December 31, 2013
Allowance for doubtful accounts	$14	$3	$—	$(4)	$—	$13